UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004


ITEM 1. REPORT TO STOCKHOLDERS.
USAA CORNERSTONE STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA CORNERSTONE
                            STRATEGY Fund

                               [GRAPHIC OF USAA CORNERSTONE STRATEGY FUND]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                5

FINANCIAL INFORMATION

   Portfolio of Investments                                              16

   Notes to Portfolio of Investments                                     37

   Financial Statements                                                  41

   Notes to Financial Statements                                         44

EXPENSE EXAMPLE                                                          59

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                        WE REMAIN COMMITTED TO DELIVERING
                                      QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]      WITH A RANGE OF RESOURCES, INCLUDING OUR
                                        MARKET-TESTED PORTFOLIO MANAGEMENT
                                          TEAM AND NO-LOAD MUTUAL FUNDS.

                                                        "
                                                                   December 2004
--------------------------------------------------------------------------------

As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

Mutual fund operating expenses apply and continue throughout the life of the fund.

Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Using preset target ranges, the Fund's strategy is to invest its assets mostly in stocks (divided into the categories of U.S., international, real estate, and precious metals and minerals) and, to a much lesser extent, in bonds and money market instruments.

--------------------------------------------------------------------------------
                                 11/30/04                           5/31/04
--------------------------------------------------------------------------------
Net Assets                  $1,448.1 Million                    $1,350.0 Million
Net Asset Value Per Share        $27.47                              $25.80

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04*         1 YEAR            5 YEARS             10 YEARS
       6.47%                 12.37%             4.50%               8.13%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                 LIPPER GLOBAL FLEXIBLE       LIPPER GLOBAL FLEXIBLE     USAA CORNERSTONE
DATE           S&P 500 INDEX     PORTFOLIO FUNDS AVERAGE          FUNDS INDEX             STRATEGY FUND
               -------------     ------------------------      ----------------------    ----------------
11/30/1994      $10000.00              $10000.00                   $10000.00           $10000.00
12/31/1994       10148.05               10034.31                    10008.86            10242.86
 1/31/1995       10411.04                9986.22                     9875.94             9943.86
 2/28/1995       10816.38               10173.64                    10019.94            10093.36
 3/31/1995       11135.04               10389.95                    10248.85            10320.01
 4/30/1995       11462.68               10644.51                    10482.20            10522.56
 5/31/1995       11920.13               10917.72                    10742.13            10913.17
 6/30/1995       12196.52               11062.11                    10845.52            11033.73
 7/31/1995       12600.80               11422.42                    11135.72            11294.88
 8/31/1995       12632.25               11421.04                    11127.60            11358.92
 9/30/1995       13165.06               11645.80                    11322.55            11600.28
10/31/1995       13118.02               11585.30                    11228.03            11388.47
11/30/1995       13693.23               11856.37                    11470.98            11694.33
12/31/1995       13956.99               12132.14                    11730.17            12127.48
 1/31/1996       14431.47               12331.96                    12016.69            12480.75
 2/29/1996       14565.73               12375.21                    12013.73            12546.36
 3/31/1996       14705.97               12502.82                    12108.60            12662.44
 4/30/1996       14922.58               12746.90                    12371.49            12733.09
 5/31/1996       15306.77               12890.95                    12449.99            12854.22
 6/30/1996       15365.13               12912.30                    12501.57            12929.92
 7/31/1996       14686.68               12595.37                    12196.61            12613.00
 8/31/1996       14996.93               12849.80                    12376.55            12895.73
 9/30/1996       15840.25               13271.27                    12723.88            13257.00
10/31/1996       16276.96               13390.59                    12880.73            13450.72
11/30/1996       17506.22               13909.95                    13429.04            14035.68
12/31/1996       17159.43               13912.57                    13448.08            14294.98
 1/31/1997       18230.90               14159.71                    13697.06            14510.03
 2/28/1997       18374.02               14271.74                    13776.13            14579.92
 3/31/1997       17620.47               14046.04                    13550.96            14354.12
 4/30/1997       18671.46               14152.83                    13683.47            14440.14
 5/31/1997       19812.98               14797.51                    14258.80            15031.51
 6/30/1997       20693.79               15266.14                    14658.26            15574.49
 7/31/1997       22339.96               15918.68                    15261.09            16304.05
 8/31/1997       21089.37               15444.48                    14823.17            15817.94
 9/30/1997       22243.71               16227.96                    15454.77            16723.10
10/31/1997       21501.66               15639.64                    14906.77            16292.87
11/30/1997       22496.20               15745.04                    14953.16            16359.92
12/31/1997       22882.27               15874.09                    15081.43            16531.03
 1/31/1998       23135.11               15998.05                    15118.25            16525.14
 2/28/1998       24802.75               16688.20                    15799.88            17102.49
 3/31/1998       26071.84               17229.73                    16330.06            17644.49
 4/30/1998       26338.82               17356.33                    16474.09            17709.29
 5/31/1998       25886.72               17176.30                    16333.01            17609.14
 6/30/1998       26937.45               17230.28                    16320.22            17508.99
 7/31/1998       26652.76               17078.62                    16160.64            17106.77
 8/31/1998       22802.07               15144.92                    14372.51            15333.10
 9/30/1998       24264.04               15458.90                    14602.57            15632.78
10/31/1998       26234.66               16199.01                    15365.05            16164.89
11/30/1998       27824.04               16903.94                    16053.04            16629.71
12/31/1998       29426.35               17399.73                    16437.41            16863.16
 1/31/1999       30656.39               17613.54                    16632.59            16843.95
 2/28/1999       29703.77               17132.27                    16228.08            16389.23
 3/31/1999       30891.86               17677.46                    16756.50            16542.94
 4/30/1999       32088.13               18463.55                    17656.69            17606.09
 5/31/1999       31331.24               18155.28                    17375.42            17478.00
 6/30/1999       33065.30               18810.48                    18019.50            17772.61
 7/31/1999       32037.35               18852.79                    18007.09            17585.84
 8/31/1999       31878.74               18805.07                    17943.77            17396.45
 9/30/1999       31005.90               18794.10                    17845.70            17159.72
10/31/1999       32967.13               19217.23                    18207.53            17376.16
11/30/1999       33637.25               19876.92                    18846.78            17531.73
12/31/1999       35615.65               21248.52                    20114.08            18234.54
 1/31/2000       33826.45               20783.56                    19703.09            17715.16
 2/29/2000       33186.79               21627.82                    20799.28            17560.75
 3/31/2000       36431.32               21900.34                    20698.24            18641.63
 4/30/2000       35335.64               21209.22                    20005.47            18480.20
 5/31/2000       34611.26               20855.97                    19691.26            18438.08
 6/30/2000       35463.68               21649.63                    20397.10            18817.09
 7/31/2000       34909.73               21175.02                    20145.23            18666.08
 8/31/2000       37076.91               21888.92                    20832.30            19058.13
 9/30/2000       35119.99               21316.01                    20217.69            18549.91
10/31/2000       34970.78               20913.03                    19825.88            18382.93
11/30/2000       32215.94               20203.42                    19059.84            18048.96
12/31/2000       32373.98               20926.31                    19831.40            18735.29
 1/31/2001       33521.89               21387.89                    20087.78            19065.52
 2/28/2001       30467.28               20431.74                    19074.78            18353.68
 3/31/2001       28538.23               19584.79                    18133.86            17737.24
 4/30/2001       30754.19               20424.44                    19058.50            18610.53
 5/31/2001       30960.50               20362.92                    18912.71            18544.48
 6/30/2001       30207.23               20178.35                    18636.31            18258.28
 7/31/2001       29909.76               19938.61                    18372.46            18302.31
 8/31/2001       28039.23               19597.55                    17918.74            17876.68
 9/30/2001       25775.18               18068.29                    16737.35            16636.46
10/31/2001       26266.96               18567.53                    17132.86            16797.91
11/30/2001       28281.31               19358.86                    17751.85            17605.15
12/31/2001       28529.22               19649.84                    17773.71            17851.15
 1/31/2002       28113.11               19358.20                    17658.74            17561.02
 2/28/2002       27570.82               19272.82                    17513.87            17660.27
 3/31/2002       28607.86               19986.15                    18000.38            18255.82
 4/30/2002       26874.19               19821.36                    17757.85            18011.49
 5/31/2002       26676.90               19823.63                    17966.72            17996.22
 6/30/2002       24777.37               19144.87                    17290.10            17354.87
 7/31/2002       22846.43               17798.33                    16266.61            16369.92
 8/31/2002       22996.00               17938.21                    16347.53            16499.72
 9/30/2002       20499.29               16735.71                    15341.96            15560.59
10/31/2002       22301.58               17366.75                    15987.86            16133.23
11/30/2002       23612.95               18243.56                    16629.47            16805.13
12/31/2002       22226.45               17744.11                    16206.51            16377.46
 1/31/2003       21645.31               17491.96                    15949.60            15919.91
 2/28/2003       21320.06               17297.94                    15782.73            15699.02
 3/31/2003       21526.48               17282.33                    15765.99            15691.13
 4/30/2003       23298.79               18422.90                    16682.81            16685.13
 5/31/2003       24525.17               19577.78                    17575.51            17529.25
 6/30/2003       24838.46               19782.30                    17788.03            17781.70
 7/31/2003       25276.60               19917.17                    17926.95            17915.81
 8/31/2003       25768.58               20334.36                    18305.40            18294.48
 9/30/2003       25495.73               20676.19                    18585.28            18302.37
10/31/2003       26937.29               21491.89                    19296.33            19146.49
11/30/2003       27174.02               21771.31                    19605.87            19446.27
12/31/2003       28598.15               22744.34                    20262.63            20260.80
 1/31/2004       29122.96               23161.21                    20720.72            20515.35
 2/29/2004       29527.62               23525.55                    21012.05            20881.27
 3/31/2004       29082.21               23627.72                    21106.52            20706.27
 4/30/2004       28626.28               22983.73                    20497.83            20348.30
 5/31/2004       29018.33               23070.91                    20592.59            20523.31
 6/30/2004       29582.42               23430.97                    20879.53            20929.00
 7/31/2004       28603.44               22822.80                    20347.32            20316.48
 8/31/2004       28718.06               22902.70                    20427.21            20324.44
 9/30/2004       29029.16               23392.03                    20917.86            20682.40
10/31/2004       29472.65               23875.49                    21301.50            20984.68
11/30/2004       30664.78               25086.05                    22287.74            21851.76

                                   [END CHART]

                     DATA FROM 11/30/94 THROUGH 11/30/04.

                 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                 o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Global Flexible Portfolio Funds Average is an
                   average performance level of all global flexible portfolio funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Global Flexible Funds Index tracks the total
                   return performance of the 10 largest funds within the Lipper Global Flexible Portfolio Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

MARK W. JOHNSON, CFA                            MATTHEW E. MEGARGEL, CFA
      USAA Investment Management Company                Wellington Management Company, LLP
      Precious Metals and Minerals Securities           U.S. Stocks

MARGARET "DIDI" WEINBLATT, Ph.D., CFA           JAMES P. HOFFMANN
      USAA Investment Management Company                Wellington Management Company, LLP
      Bonds and Money Market Instruments                Real Estate Securities

ARNOLD J. ESPE, CFA                             DAVID R. MANNHEIM
      USAA Investment Management Company                MFS Investment Management
      Bonds and Money Market Instruments                International Stocks

                                                MARCUS L. SMITH
                                                        MFS Investment Management
                                                        International Stocks
-------------------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Cornerstone Strategy Fund had a total return of 6.47% for the six-month period ended November 30, 2004. This compares to an 8.80% return for the Lipper Global Flexible Portfolio Funds Average, 8.23% for the Lipper Global Flexible Funds Index, and 5.67% for the S&P 500 Index for the period.

                                         * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                 RATING(TM) OF 4 STARS IN THE LARGE BLEND FUNDS CATEGORY (1,190
                    FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2004. THE OVERALL
                   MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                    AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS
                    THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                      RATING METRICS.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATINGTM BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the large blend funds category, the USAA Cornerstone Strategy Fund received a Morningstar Rating of 5 stars for the three- and five-year periods among 1,190 and 884 funds and 3 stars for the 10-year period among 299 funds through November 30, 2004. Ratings are based on risk-adjusted returns.

HOW WERE THE FUND'S ASSETS ALLOCATED AMONG THE VARIOUS ASSET CLASSES?

                 We began the period with roughly 56% of net assets in U.S. stocks, 25% in international stocks, and 19% in bonds and money market instruments. During the six-month period, we shifted 5% of net assets from U.S. stocks to international stocks, given the significantly more attractive valuation characteristics of overseas stocks relative to their U.S. counterparts. As a result of this shift and the performance of the individual managers within their respective markets, we ended the six-month period with 51% in U.S. equities, 29% in international stocks, and 19% in bonds and money market instruments. During the period, the Fund had no allocation to real estate securities or precious metals and minerals.

HOW DID THE FUND'S U.S. STOCKS PORTION PERFORM?

                 The equity portion gained slightly less than the Russell 3000 Index, an index utilized by Wellington Management Company, LLP as a performance benchmark in managing the U.S. stocks portion of the Fund. Although individual stock selection was positive, it was not enough to offset unfavorable sector positioning.

                 The best-performing areas of the market included the energy sector, driven by the rise in oil prices, as well as the materials and

                 THE RUSSELL 3000 INDEX MEASURES THE PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTS APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET. WELLINGTON MANAGEMENT AND USAA UTILIZE THE RUSSELL 3000 AS A FINANCIAL MARKET PERFORMANCE BENCHMARK IN MANAGING THE U.S. STOCK PORTION OF THE FUND.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 industrials sectors, which benefited from the strength of the U.S. economic recovery. The Fund benefited from its cyclical tilt that favored these sectors, with Exxon Mobil Corp., General Electric Co., and Precision Castparts Corp. among the leading contributors to performance.

                 Overweight positions in the weaker sectors of the market, including health care and information technology, held the equity portion back. Regulatory and pricing concerns dragged down large pharmaceutical companies; Eli Lilly & Co. and Pfizer, Inc. were the greatest detractors from performance. Within information technology, weakness in the semiconductor market weighed on holdings Intel Corp. and Applied Materials, Inc., but strong performance from VeriSign, Inc. and Microsoft Corp. partially offset these losses in the sector.

WHAT'S YOUR OUTLOOK FOR THE U.S. STOCKS PORTION?

                 The U.S. stocks portion maintains a cyclical tilt, emphasizing the industrial economy over consumer cyclicals. This reflects our view that, while higher energy costs and decelerating economic growth will continue to weigh on consumer spending and challenge corporations' efforts to improve margins, earnings will continue at a slower, but still above-average, pace.

HOW DID THE INTERNATIONAL STOCKS PORTION OF THE FUND PERFORM DURING THE PERIOD?

                 The international stocks portion underperformed relative to the MSCI-EAFE Index. Our stock selection in leisure companies was

                 THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST (MSCI-EAFE) INDEX IS AN UNMANAGED INDEX WHICH REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET. MFS INVESTMENT MANAGEMENT UTILIZES THE MSCI-EAFE AS A PERFORMANCE BENCHMARK IN MANAGING THE INTERNATIONAL STOCKS PORTION OF THE FUND.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-36.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 a primary detractor. One holding, British Sky Broadcasting Group plc (U.K.), fell sharply when it announced slower revenue growth and a capital expenditure plan that would further postpone margin improvement. We sold our entire position in August 2004. We also suffered when the Australia-based News Corp., Inc. "B" announced shareholder approval of a change in its country of domicile to the United States. Since News Corp., Inc. "B" would then no longer be an "international" stock, many international funds began to sell.

                 The stock of NOK Corp. (Japan), which among other businesses makes the flexible printed circuits used in mobile phones, fell when management lowered forecasts due to slower growth in the mobile phone business and the rising cost of raw materials. Our view is that this is a short-term problem, and we remain confident in the stock.

WHICH INTERNATIONAL STOCKS HOLDINGS HAD A POSITIVE IMPACT ON PERFORMANCE?

                 In the transportation sector, Canadian National Railway Co. (Canada) gained sharply when the company reported better-than-expected third-quarter profits due to higher shipments, price increases, and the rebounding Canadian economy.

                 We also benefited from several holdings in the retail sector. Hennes & Mauritz AB "B" (Sweden), better known to U.S. shoppers as H&M, had better-than-expected sales thanks to strategic placement of new stores. Esprit Holdings Ltd. (Hong
                 Kong) and Next plc (U.K.) were other strong retail stocks.

WHAT'S YOUR INTERNATIONAL STOCKS OUTLOOK?

                 We believe the market as a whole can achieve earnings in the 8% to 10% range, and we're looking to invest in companies that we

                 FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 believe can reach the 11% to 12% range or better. We are focused on transparent companies with strong fundamentals, and believe a volatile market will favor money managers, such as MFS, who are good stock-pickers.

WHAT ABOUT THE BONDS PORTION OF THE FUND?

                 Slower economic growth tends to create more favorable conditions for bonds. Over the six-month period, the bond market focused on employment as the key measure of the economy. When data came out showing a weak job market, the bond market rallied. When there was a strong jobs report, the bond market sold off. The market also had to deal with the

--------------------------------------
         HISTORICAL YIELD CURVE*
--------------------------------------

   [CHART OF HISTORICAL YIELD CURVE*]

           5/28/04   11/30/04    CHANGE
           -------   --------    ------
 3 MONTH    1.060      2.223     1.1627
 6 MONTH    1.378      2.432     1.0541
 2 YEAR     2.532      2.997     0.4645
 3 YEAR     3.063      3.251     0.1877
 5 YEAR     3.791      3.691    -0.0999
10 YEAR     4.647      4.349    -0.2976
30 YEAR     5.345      5.002    -0.3426

              [END CHART]

                 *YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE: BLOOMBERG
                  L.P.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Federal Reserve Board (the Fed), which in June 2004 began a tightening regimen that took short-term rates from 1% to 2% in four moves of 0.25% each. The net effect was that short-term rates increased while intermediate- and long-term rates fell.

HOW DID YOU MANAGE THE BONDS PORTION OF THE FUND?

                 We continued to be concerned about the possibility of rising interest rates, so we kept the Fund's duration (a measure of interest- rate sensitivity) relatively short. This held back performance, since longer-term bonds outperformed shorter-term bonds. Our position in mortgage-backed securities helped performance. They tend to perform well in periods of slightly rising or stable interest rates, principally because they have higher yields and relatively short durations. Also, now that the period of plunging interest rates has ended, so has the wave of mortgage pre-payments that previously had such a negative impact on mortgage-backed securities.

                 We continued to benefit from our investment in U.S. Treasury inflation-protected securities (TIPS) as expectations of future inflation rates rose, and also gained from our overweight position in investment-grade corporate bonds. We held floating-rate bonds among shorter maturities, which did not suffer the price erosion of fixed-rate short-term assets as the Fed raised rates.

WHAT'S YOUR BONDS MARKET OUTLOOK?

                 Although employment reports have been inconsistent, we see signs of continued economic growth, and expect the Fed to continue raising short-term interest rates. We also expect long-term rates to increase, but at a more measured pace. Rates are now at relatively more attractive levels than they have been in the last two years, and we are finding many opportunities to make investments.

                 On behalf of all the managers working on the USAA Cornerstone Strategy Fund, we thank you for the privilege of serving you.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-------------------------------------------------------------
                        TOP 3 HOLDINGS*
                        IN EACH SECTOR
                       (% of Net Assets)
-------------------------------------------------------------
INTERNATIONAL STOCKS

   Reckitt Benckiser plc                                 1.1%

   Total S.A.                                            0.8%

   Vodafone Group plc                                    0.8%

BONDS

   Freddie Mac, Pool C01491                              1.1%

   Government National Mortgage Assn. I, Pool 781496     0.8%

   U.S. Treasury Inflation-Indexed Notes, 3.38%          0.7%

U.S. EQUITIES

   Microsoft Corp.                                       1.7%

   Bank of America Corp.                                 1.6%

   General Electric Co.                                  1.3%

*EXCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH
 CASH COLLATERAL FROM SECURITIES LOANED.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-36.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                   ASSET ALLOCATION
                       11/30/04

          [PIE CHART OF ASSET ALLOCATION]

U.S. Equities                            50.9%
International Stocks                     29.4%
Bonds                                    17.5%
Other*                                    7.0%

                  [END CHART]

                 *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                  PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                  PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

--------------------------------------------------------
                  TOP 10 INDUSTRIES*
                   (% OF NET ASSETS)
--------------------------------------------------------
Pharmaceuticals                                     6.0%

Diversified Banks                                   4.2%

Integrated Oil & Gas                                2.8%

Aerospace & Defense                                 2.3%

Oil & Gas Exploration & Production                  2.3%

Industrial Conglomerates                            2.2%

Integrated Telecommunication Services               2.2%

Other Diversified Financial Services                2.2%

Systems Software                                    2.2%

Regional Banks                                      2.1%

*EXCLUDES U.S. GOVERNMENT

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              U.S. EQUITIES (50.9%)

              U.S. STOCKS (49.8%)

              ADVERTISING (0.3%)
   95,500     Lamar Advertising Co.*                                                            $    3,767
                                                                                                ----------
              AEROSPACE & DEFENSE (2.3%)
   81,900     Engineered Support Systems, Inc.                                                       4,505
   68,900     General Dynamics Corp.                                                                 7,466
   98,800     Precision Castparts Corp.                                                              6,406
  122,800     Rockwell Collins, Inc.                                                                 4,895
  107,400     United Technologies Corp.                                                             10,480
                                                                                                ----------
                                                                                                    33,752
                                                                                                ----------
              AIR FREIGHT & LOGISTICS (0.5%)
   73,000     FedEx Corp.                                                                            6,937
                                                                                                ----------
              ALUMINUM (0.6%)
  244,800     Alcoa, Inc.                                                                            8,318
                                                                                                ----------
              APPAREL, ACCESSORIES, & LUXURY GOODS (0.4%)
   69,100     Columbia Sportswear Co.*                                                               3,932
   62,100     Liz Claiborne, Inc.                                                                    2,550
                                                                                                ----------
                                                                                                     6,482
                                                                                                ----------
              APPAREL RETAIL (0.8%)
   33,600     Chico's FAS, Inc.*                                                                     1,297
   37,500     Christopher & Banks Corp.                                                                740
  248,000     Gap, Inc.(g)                                                                           5,419
  172,500     Pacific Sunwear of California, Inc.*                                                   3,831
                                                                                                ----------
                                                                                                    11,287
                                                                                                ----------
              APPLICATION SOFTWARE (0.1%)
  125,350     Cadence Design Systems, Inc.*                                                          1,722
                                                                                                ----------
              ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
  136,500     Federated Investors, Inc. "B"                                                          4,016
   75,600     Franklin Resources, Inc.                                                               4,961
                                                                                                ----------
                                                                                                     8,977
                                                                                                ----------
              AUTO PARTS & EQUIPMENT (0.1%)
   24,000     Lear Corp.                                                                             1,392
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.5%)
   85,100     Genzyme Corp.*                                                                    $    4,767
   72,900     Gilead Sciences, Inc.*                                                                 2,512
                                                                                                ----------
                                                                                                     7,279
                                                                                                ----------
              CASINOS & GAMING (0.1%)
   35,700     Harrah's Entertainment, Inc.                                                           2,192
                                                                                                ----------
              COMMUNICATIONS EQUIPMENT (1.3%)
  469,900     Cisco Systems, Inc.*                                                                   8,792
  268,100     Motorola, Inc.                                                                         5,163
  208,800     Polycom, Inc.*                                                                         4,769
                                                                                                ----------
                                                                                                    18,724
                                                                                                ----------
              COMPUTER HARDWARE (0.7%)
  245,900     Dell, Inc.*                                                                            9,964
                                                                                                ----------
              COMPUTER STORAGE & PERIPHERALS (0.1%)
   87,800     SanDisk Corp.*                                                                         1,983
                                                                                                ----------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
   39,600     Caterpillar, Inc.                                                                      3,625
    3,800     Oshkosh Truck Corp.                                                                      239
                                                                                                ----------
                                                                                                     3,864
                                                                                                ----------
              CONSUMER FINANCE (0.3%)
   83,800     American Express Co.                                                                   4,669
                                                                                                ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
   34,500     DST Systems, Inc.*                                                                     1,682
  241,100     First Data Corp.                                                                       9,907
                                                                                                ----------
                                                                                                    11,589
                                                                                                ----------
              DISTILLERS & VINTNERS (0.1%)
   40,700     Constellation Brands, Inc. "A"*                                                        1,819
                                                                                                ----------
              DIVERSIFIED BANKS (1.6%)
  489,600     Bank of America Corp.                                                                 22,654
                                                                                                ----------
              DIVERSIFIED CHEMICALS (0.6%)
  196,100     Du Pont (E.I.) De Nemours & Co.                                                        8,887
                                                                                                ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              DIVERSIFIED COMMERCIAL SERVICES (0.9%)
  257,000     ARAMARK Corp. "B"                                                                 $    6,723
   38,900     Career Education Corp.*                                                                1,513
   90,000     ITT Educational Services, Inc.(g)*                                                     4,296
                                                                                                ----------
                                                                                                    12,532
                                                                                                ----------
              ELECTRIC UTILITIES (0.4%)
  182,100     Southern Co.                                                                           5,971
                                                                                                ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
   31,800     Benchmark Electronics, Inc.*                                                           1,115
                                                                                                ----------
              ENVIRONMENTAL SERVICES (0.1%)
   63,400     Waste Connections, Inc.*                                                               2,159
                                                                                                ----------
              GOLD (0.2%)
   65,300     Freeport-McMoRan Copper & Gold, Inc. "B"                                               2,555
                                                                                                ----------
              HEALTH CARE EQUIPMENT (1.3%)
   80,100     Diagnostic Products Corp.                                                              3,877
   71,600     Fisher Scientific International, Inc.*                                                 4,049
  209,100     Medtronic, Inc.                                                                       10,047
   23,300     Waters Corp.*                                                                          1,087
                                                                                                ----------
                                                                                                    19,060
                                                                                                ----------
              HEALTH CARE FACILITIES (0.4%)
  224,400     Odyssey Healthcare, Inc.(g)*                                                           2,996
   79,800     Triad Hospitals, Inc.*                                                                 2,928
                                                                                                ----------
                                                                                                     5,924
                                                                                                ----------
              HEALTH CARE SERVICES (0.1%)
   70,200     Dendrite International, Inc.*                                                          1,198
                                                                                                ----------
              HEALTH CARE SUPPLIES (0.2%)
   23,400     Cooper Companies, Inc.                                                                 1,627
   54,600     Edwards Lifesciences Corp.*                                                            2,054
                                                                                                ----------
                                                                                                     3,681
                                                                                                ----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
   41,700     Electronic Arts, Inc.*                                                                 2,039
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.8%)
  200,600     Lowe's Companies, Inc.                                                            $   11,099
                                                                                                ----------
              HOMEBUILDING (0.3%)
  136,550     D.R. Horton, Inc.                                                                      4,808
                                                                                                ----------
              HOUSEHOLD PRODUCTS (0.4%)
  115,200     Procter & Gamble Co.                                                                   6,161
                                                                                                ----------
              HOUSEWARES & SPECIALTIES (0.2%)
   80,800     Yankee Candle Co., Inc.*                                                               2,461
                                                                                                ----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
  114,400     Wal-Mart Stores, Inc.                                                                  5,956
                                                                                                ----------
              INDUSTRIAL CONGLOMERATES (2.2%)
  550,400     General Electric Co.                                                                  19,462
  346,600     Tyco International Ltd.                                                               11,774
                                                                                                ----------
                                                                                                    31,236
                                                                                                ----------
              INDUSTRIAL GASES (0.7%)
  174,900     Air Products & Chemicals, Inc.                                                        10,013
                                                                                                ----------
              INDUSTRIAL MACHINERY (0.8%)
  148,300     Ingersoll-Rand Co. Ltd. "A"                                                           11,036
                                                                                                ----------
              INSURANCE BROKERS (0.3%)
  159,800     Arthur J. Gallagher & Co.                                                              4,898
                                                                                                ----------
              INTEGRATED OIL & GAS (2.0%)
  121,000     ConocoPhillips                                                                        11,010
  338,400     Exxon Mobil Corp.                                                                     17,343
                                                                                                ----------
                                                                                                    28,353
                                                                                                ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
  329,300     Sprint Corp. - FON Group                                                               7,511
                                                                                                ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              INTERNET SOFTWARE & SERVICES (0.8%)
  139,800     VeriSign, Inc.*                                                                   $    4,600
  186,900     Yahoo!, Inc.*                                                                          7,031
                                                                                                ----------
                                                                                                    11,631
                                                                                                ----------

              INVESTMENT BANKING & BROKERAGE (1.2%)
  394,800     E-Trade Group, Inc.*                                                                   5,472
  205,100     Merrill Lynch & Co., Inc.                                                             11,426
                                                                                                ----------
                                                                                                    16,898
                                                                                                ----------
              MANAGED HEALTH CARE (0.5%)
   60,700     Coventry Health Care, Inc.*                                                            3,013
   57,000     Health Net, Inc.*                                                                      1,551
   60,700     Pacificare Health Systems, Inc. "A"*                                                   2,938
                                                                                                ----------
                                                                                                     7,502
                                                                                                ----------
              METAL & GLASS CONTAINERS (0.7%)
  384,000     Pactiv Corp.*                                                                          9,542
                                                                                                ----------
              MOVIES & ENTERTAINMENT (1.6%)
  309,006     News Corp., Inc. "B"                                                                   5,546
  980,400     Time Warner, Inc.*                                                                    17,363
                                                                                                ----------
                                                                                                    22,909
                                                                                                ----------
              MULTI-LINE INSURANCE (0.9%)
  202,400     American International Group, Inc.                                                    12,822
                                                                                                ----------
              OIL & GAS DRILLING (0.2%)
  105,200     Ensco International, Inc.                                                              3,294
                                                                                                ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
  137,600     Schlumberger Ltd.                                                                      9,031
                                                                                                ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
  343,300     Chesapeake Energy Corp.                                                                6,179
  139,500     Noble Energy, Inc.                                                                     8,899
   56,700     XTO Energy, Inc.                                                                       2,061
                                                                                                ----------
                                                                                                    17,139
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  422,943     Citigroup, Inc.                                                                   $   18,927
  137,900     Principal Financial Group, Inc.                                                        5,196
                                                                                                ----------
                                                                                                    24,123
                                                                                                ----------
              PACKAGED FOODS & MEAT (0.2%)
  129,600     Hain Celestial Group, Inc.*                                                            2,518
                                                                                                ----------
              PAPER PRODUCTS (0.4%)
  131,900     International Paper Co.                                                                5,476
                                                                                                ----------
              PERSONAL PRODUCTS (0.6%)
  211,600     Gillette Co.                                                                           9,202
                                                                                                ----------
              PHARMACEUTICALS (3.4%)
  239,300     Abbott Laboratories                                                                   10,041
  106,200     Eli Lilly & Co.                                                                        5,663
  115,400     King Pharmaceuticals, Inc.*                                                            1,437
  526,100     Pfizer, Inc.                                                                          14,610
  439,600     Schering-Plough Corp.                                                                  7,847
   45,200     Watson Pharmaceuticals, Inc.*                                                          1,313
  215,100     Wyeth                                                                                  8,576
                                                                                                ----------
                                                                                                    49,487
                                                                                                ----------
              PROPERTY & CASUALTY INSURANCE (0.7%)
   41,200     Ambac Financial Group, Inc.                                                            3,351
  204,923     St. Paul Travelers Companies, Inc.                                                     7,475
                                                                                                ----------
                                                                                                    10,826
                                                                                                ----------
              RAILROADS (0.8%)
  296,500     CSX Corp.                                                                             11,306
                                                                                                ----------
              REGIONAL BANKS (0.4%)
   88,200     Zions Bancorp.                                                                         5,865
                                                                                                ----------
              RESTAURANTS (0.2%)
   65,600     CBRL Group, Inc.                                                                       2,675
                                                                                                ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------

              SEMICONDUCTOR EQUIPMENT (0.7%)
  248,500     Applied Materials, Inc.*                                                          $    4,135
   76,500     Lam Research Corp.*                                                                    1,990
  110,200     Varian Semiconductor Equipment Associates, Inc.*                                       3,914
                                                                                                ----------
                                                                                                    10,039
                                                                                                ----------
              SEMICONDUCTORS (1.3%)
  107,600     Analog Devices, Inc.                                                                   3,976
  111,800     Fairchild Semiconductor International, Inc. "A"*                                       1,710
  241,500     Intel Corp.                                                                            5,397
   41,700     International Rectifier Corp.*                                                         1,766
  239,000     Texas Instruments, Inc.                                                                5,779
                                                                                                ----------
                                                                                                    18,628
                                                                                                ----------
              SOFT DRINKS (0.6%)
  179,100     PepsiCo, Inc.                                                                          8,939
                                                                                                ----------
              SPECIALTY STORES (1.7%)
   24,200     Guitar Center, Inc.*                                                                   1,171
  280,200     Michaels Stores, Inc.                                                                  7,658
   82,200     O'Reilly Automotive, Inc.(g)*                                                          3,579
  119,200     Petco Animal Supplies, Inc.*                                                           4,310
   91,600     PETsMART, Inc.                                                                         3,139
  171,100     Staples, Inc.                                                                          5,460
                                                                                                ----------
                                                                                                    25,317
                                                                                                ----------
              SYSTEMS SOFTWARE (2.2%)
  227,400     Computer Associates International, Inc.                                                6,942
  921,700     Microsoft Corp.                                                                       24,711
                                                                                                ----------
                                                                                                    31,653
                                                                                                ----------
              TECHNOLOGY DISTRIBUTORS (0.3%)
   63,000     CDW Corp.                                                                              4,140
                                                                                                ----------
              THRIFTS & MORTGAGE FINANCE (0.5%)
   49,700     Fannie Mae                                                                             3,415
   27,200     Golden West Financial Corp.                                                            3,243
                                                                                                ----------
                                                                                                     6,658
                                                                                                ----------
              TOBACCO (0.7%)
  165,700     Altria Group, Inc.                                                                     9,526
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
   52,000     Fastenal Co.                                                                      $    3,180
                                                                                                ----------
              TRUCKING (0.2%)
   70,000     Yellow Roadway Corp.(g)*                                                               3,700
                                                                                                ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.8%)
  394,700     Nextel Communications, Inc. "A"*                                                      11,233
                                                                                                ----------
              Total U.S. stocks (cost: $609,717)                                                   721,283
                                                                                                ----------
              EXCHANGE-TRADED FUNDS (1.1%)
  131,400     iShares Russell 2000 Growth Index Fund(g)                                              8,568
   58,400     MidCap SPDR Trust Series 1(g)                                                          6,828
                                                                                                ----------
              Total exchange-traded funds (cost: $14,409)                                           15,396
                                                                                                ----------
              Total U.S. equities (cost: $624,126)                                                 736,679
                                                                                                ----------
              INTERNATIONAL STOCKS (29.4%)

              AUSTRALIA (0.4%)
  471,913     QBE Insurance Group Ltd. (Property & Casualty Insurance)                               5,086
                                                                                                ----------
              AUSTRIA (0.6%)
  173,170     Erste Bank der oesterreichischen Sparkassen AG (Regional Banks)                        8,791
                                                                                                ----------
              BRAZIL (0.4%)
   65,110     Brasil Telecom Participacoes S.A. ADR (Preferred)
                (Integrated Telecommunication Services)                                              2,428
  148,800     Companhia Vale Do Rio Doce ADR (Diversified Metals & Mining)                           3,693
                                                                                                ----------
                                                                                                     6,121
                                                                                                ----------
              CANADA (1.1%)
  113,120     BCE, Inc. (Integrated Telecommunication Services)                                      2,742
  111,210     Canadian National Railway Co. (Railroads)                                              6,447
  116,450     Encana Corp. (Oil & Gas Exploration & Production)                                      6,633
                                                                                                ----------
                                                                                                    15,822
                                                                                                ----------
              CAYMAN ISLANDS (0.2%)
4,241,000     Hutchison Telecommunications International Ltd. (Wireless
                Telecommunication Services)*                                                         3,463
                                                                                                ----------

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
              FRANCE (4.2%)
  369,860     AXA S.A. (Multi-Line Insurance)                                                   $    8,641
  102,120     Business Objects S.A. (Application Software)*                                          2,387
  240,331     Credit Agricole S.A. (Regional Banks)(g)                                               7,099
   60,160     L'Air Liquide S.A. (Industrial Gases)                                                 10,377
   60,630     Sanofi-Synthelabo S.A. (Pharmaceuticals)                                               4,554
  137,141     Schneider Electric S.A. (Electrical Components & Equipment)                            9,501
   65,134     Societe Television Francaise 1 (Broadcasting & Cable TV)                               2,069
   49,780     Total S.A. (Integrated Oil & Gas)(g)                                                  10,870
  172,460     Veolia Environnement S.A. (Multi-Utilities & Unregulated Power)                        5,426
                                                                                                ----------
                                                                                                    60,924
                                                                                                ----------
              GERMANY (0.8%)
  142,760     Bayerische Motoren Werke AG (Automobile Manufacturers)                                 6,015
   83,170     Schering AG (Pharmaceuticals)                                                          5,905
                                                                                                ----------
                                                                                                    11,920
                                                                                                ----------
              HONG KONG (0.4%)
5,068,500     CNOOC Ltd. (Oil & Gas Exploration & Production)                                        2,884
  592,500     Esprit Holdings Ltd. (Apparel Retail)                                                  3,246
                                                                                                ----------
                                                                                                     6,130
                                                                                                ----------
              HUNGARY (0.4%)
   97,900     OTP Bank Ltd. GDR (Regional Banks)                                                     5,629
                                                                                                ----------
              IRELAND (0.6%)
  291,150     Depfa Bank plc (Specialized Finance)                                                   4,748
  190,520     Irish Life & Permanent plc (Other Diversified Financial Services)                      3,284
                                                                                                ----------
                                                                                                     8,032
                                                                                                ----------
              ITALY (0.5%)
  306,000     RAS S.p.A. (Multi-Line Insurance)                                                      6,613
                                                                                                ----------
              JAPAN (5.2%)
  249,000     Bridgestone Corp. (Tires & Rubber)                                                     4,507
  173,000     Canon, Inc. (Electronic Equipment Manufacturers)                                       8,663
  330,800     Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)                                       5,184
      697     KDDI Corp. (Integrated Telecommunication Services)                                     3,436
   64,100     Kyocera Corp. (Electronic Equipment Manufacturers)                                     4,510
   75,100     Murata Manufacturing Co. Ltd. (Electrical Components & Equipment)                      3,921
  115,000     NOK Corp. (Auto Parts & Equipment)                                                     3,331
   62,900     Nintendo Co. (Leisure Products)                                                        7,557

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
  114,400     Nitto Denko Corp. (Specialty Chemicals)                                           $    5,951
   45,900     Seiko Epson Corp. (Office Electronics)                                                 1,875
  660,000     Sekisui Chemical Co. Ltd. (Homebuilding)                                               4,330
  840,000     Shinsei Bank Ltd. (Diversified Banks)                                                  5,608
   37,000     Tokyo Broadcasting System, Inc. (Broadcasting & Cable TV)                                586
1,659,000     Tokyo Gas Co. Ltd. (Gas Utilities)                                                     6,649
  901,000     Toray Industries, Inc. (Textiles)                                                      3,961
  155,600     Toyota Motor Corp. (Automobile Manufacturers)                                          5,829
                                                                                                ----------
                                                                                                    75,898
                                                                                                ----------
              KOREA (0.4%)
   15,410     Samsung Electronics Co. Ltd. (Semiconductors)                                          6,386
                                                                                                ----------
              MEXICO (0.6%)
   67,680     America Movil S.A. de C.V. ADR "L" (Wireless
                 Telecommunication Services)                                                         3,161
   90,020     Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)                              5,606
                                                                                                ----------
                                                                                                     8,767
                                                                                                ----------
              NETHERLANDS (0.3%)
  324,340     Reed Elsevier N.V. (Publishing)                                                        4,335
                                                                                                ----------
              POLAND (0.1%)
  183,080     Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)*                        1,449
                                                                                                ----------
              SINGAPORE (0.8%)
  376,000     DBS Group Holdings Ltd. (Diversified Banks)                                            3,625
3,406,080     Singapore Telecommunications Ltd. (Integrated
                 Telecommunication Services)                                                         4,926
  276,000     United Overseas Bank Ltd. (Diversified Banks)                                          2,290
                                                                                                ----------
                                                                                                    10,841
                                                                                                ----------
              SPAIN (1.5%)
  439,800     Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(g)                            7,219
  203,550     Iberdrola S.A. (Electric Utilities)                                                    4,771
  531,378     Telefonica S.A. (Integrated Telecommunication Services)                                9,314
                                                                                                ----------
                                                                                                    21,304
                                                                                                ----------
              SWEDEN (2.2%)
  172,380     Atlas Copco AB "A" (Industrial Machinery)                                              7,572
2,436,960     Ericsson LM "B" (Communications Equipment)*                                            8,101

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                    MARKET
   NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                               (000)
----------------------------------------------------------------------------------------------------------
  217,860     Hennes & Mauritz AB "B" (Apparel Retail)                                          $    6,983
  239,260     Sandvik AB (Industrial Machinery)                                                      9,657
                                                                                                ----------
                                                                                                    32,313
                                                                                                ----------
              SWITZERLAND (2.3%)
   18,200     Credit Suisse Group (Diversified Banks)                                                  708
  106,750     Novartis AG (Pharmaceuticals)                                                          5,102
   90,510     Roche Holdings AG (Pharmaceuticals)                                                    9,507
   10,970     Straumann AG (Health Care Supplies)                                                    2,391
   21,602     Syngenta AG (Specialty Chemicals)                                                      2,279
   33,480     Synthes, Inc. (Health Care Equipment)*                                                 3,616
  120,104     UBS AG (Diversified Banks)                                                             9,682
                                                                                                ----------
                                                                                                    33,285
                                                                                                ----------
              TAIWAN (0.1%)
1,295,637     Compal Electronics, Inc. (Computer Hardware)                                           1,242
                                                                                                ----------
              UNITED KINGDOM (6.3%)
  851,740     Amvescap plc (Investment Banking & Brokerage)                                          5,210
  199,890     AstraZeneca plc (Pharmaceuticals)                                                      7,796
  264,600     BG Group plc (Oil & Gas Exploration & Production)                                      1,832
  174,200     BOC Group plc (Diversified Chemicals)                                                  3,110
  259,960     Bunzl plc (Diversified Commercial Services)                                            2,214
  652,090     Diageo plc (Distillers & Vintners)                                                     9,104
  160,700     GlobalSantaFe Corp. (Oil & Gas Drilling)                                               5,046
1,575,691     Kingfisher plc (Home Improvement Retail)                                               8,655
  164,020     Next plc (Apparel Retail)                                                              5,018
  557,240     Reckitt Benckiser plc (Household Products)                                            16,398
  196,074     Royal Bank Scotland Group plc (Diversified Banks)                                      6,013
4,149,060     Vodafone Group plc (Wireless Telecommunication Services)                              11,236
  721,740     William Hill plc (Casinos & Gaming)                                                    7,158
  332,550     Yell Group plc (Publishing)                                                            2,745
                                                                                                ----------
                                                                                                    91,535
                                                                                                ----------
              Total international stocks (cost: $325,462)                                          425,886
                                                                                                ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              BONDS (17.5%)

              CORPORATE OBLIGATIONS (6.9%)

              APPAREL, ACCESSORIES, & LUXURY GOODS (0.1%)
  $ 1,000     Kellwood Co., Senior Notes                            7.88%        7/15/2009      $    1,107
                                                                                                ----------
              BROADCASTING & CABLE TV (0.3%)
    2,000     Comcast Cable Communications, Inc.,
                Senior Notes                                        6.88         6/15/2009           2,215
    2,000     Cox Communications, Inc., Notes(g)                    4.63         6/01/2013           1,866
                                                                                                ----------
                                                                                                     4,081
                                                                                                ----------
              CONSUMER FINANCE (0.6%)
    2,000     American Honda Finance Corp., MTN(b)                  2.38(c)      5/11/2007           2,001
    2,000     General Motors Acceptance Corp., Notes(g)             3.33(c)     10/20/2005           2,008
    1,000     General Motors Acceptance Corp., Notes                6.75        12/01/2014             988
    2,000     Household Finance Corp., Notes                        6.38        10/15/2011           2,201
    2,000     SLM Corp., MTN, CPI Floating Rate Note                4.03(c)      6/01/2009           2,012
                                                                                                ----------
                                                                                                     9,210
                                                                                                ----------
              DIVERSIFIED BANKS (0.3%)
    1,600     Bank of America Corp., Subordinated Notes             9.38         9/15/2009           1,948
    1,818     U.S. Central Credit Union, Senior Notes               2.70         9/30/2009           1,761
                                                                                                ----------
                                                                                                     3,709
                                                                                                ----------
              ELECTRIC UTILITIES (1.2%)
    1,000     FirstEnergy Corp., Notes, Series B                    6.45        11/15/2011           1,075
    1,954     Oglethorpe Power Corp., Secured
                Series Facility Bonds                               6.97         6/30/2011           2,079
    2,000     Pinnacle West Capital Corp., Senior Notes             2.96(c)     11/01/2005           2,000
    2,000     Power Contract Financing, Senior Notes(b)             6.26         2/01/2010           2,083
    2,000     PPL Capital Funding, Inc., Guaranteed Notes,
                Series A                                            4.33         3/01/2009           1,971
    2,000     Public Service Electric & Gas Co., First
                Mortgage Bond, Series A                             2.06(c)      6/23/2006           2,000
    2,000     Sempra Energy ESOP, Series 1999 (NBGA)(b)             4.21        11/01/2014(e)        2,011
    2,000     Tampa Electric Co., Notes                             6.38         8/15/2012           2,172
    2,000     Tristate General & Transport Assoc., Notes(b)         6.04         1/31/2018           2,062
                                                                                                ----------
                                                                                                    17,453
                                                                                                ----------
              FOOD RETAIL (0.1%)
    2,000     Safeway Inc., Notes                                   5.80         8/15/2012           2,081
                                                                                                ----------

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              FOREST PRODUCTS (0.1%)
  $ 1,000     Weyerhaeuser Co., Notes                               6.75%        3/15/2012      $    1,123
                                                                                                ----------
              GAS UTILITIES (0.3%)
    1,000     Kinder Morgan Energy Partners, LP,
                Senior Notes                                        5.13        11/15/2014             989
    2,000     Noram Energy Corp., Debentures                        6.50         2/01/2008           2,146
    1,000     Valero Logistics Operations, LP, Senior Notes         6.05         3/15/2013           1,049
                                                                                                ----------
                                                                                                     4,184
                                                                                                ----------
              HEALTH CARE FACILITIES (0.1%)
    2,000     HCA, Inc., Notes(g)                                   5.25        11/06/2008           2,005
                                                                                                ----------
              HOUSEWARES & SPECIALTIES (0.1%)
    2,000     Newell Rubermaid, Inc., MTN, Series A                 6.35         7/15/2008           2,118
                                                                                                ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    1,000     Citizens Communications Co., Notes                    8.50         5/15/2006           1,076
                                                                                                ----------
              LIFE & HEALTH INSURANCE (0.1%)
    2,000     Phoenix Home Life Mutual Insurance, Notes(b)          6.95        12/01/2006           2,096
                                                                                                ----------
              MANAGED HEALTH CARE (0.2%)
    2,110     Highmark, Inc., Senior Notes(b)                       6.80         8/15/2013           2,270
                                                                                                ----------
              MOVIES & ENTERTAINMENT (0.3%)
    2,000     AOL Time Warner, Inc., Notes                          5.63         5/01/2005           2,024
    2,000     AOL Time Warner, Inc., Notes(g)                       6.88         5/01/2012           2,249
                                                                                                ----------
                                                                                                     4,273
                                                                                                ----------

              MULTI-UTILITIES & UNREGULATED POWER (0.1%)
    2,000     Duke Capital Corp., Senior Notes                      5.50         3/01/2014           2,023
                                                                                                ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
    2,000     Cooper Cameron Corp., Senior Notes                    2.65         4/15/2007           1,946
    1,000     Enterprise Products Operating, LP,
                Senior Notes(b)                                     5.60        10/15/2014             999
    2,000     Halliburton Co., Senior Notes                         3.57(c)     10/17/2005           2,018
                                                                                                ----------
                                                                                                     4,963
                                                                                                ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------

              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
  $ 1,000     Southwestern Energy Co., MTN                          7.63%        5/01/2027(o)   $    1,084
                                                                                                ----------
              OIL & GAS REFINING & MARKETING &
                TRANSPORTATION (0.2%)
    2,000     Magellan Midstream Partners, LP, Notes                6.45         6/01/2014           2,153
                                                                                                ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    2,000     Citigroup, Inc., Global Notes                         4.25         7/29/2009           2,014
                                                                                                ----------
              PACKAGED FOODS & MEAT (0.1%)
    2,000     Kraft Foods, Inc., Notes                              4.63        11/01/2006           2,042
                                                                                                ----------
              PAPER PRODUCTS (0.1%)
    2,000     MeadWestVaco Corp., Notes                             2.37(c)     12/01/2005           2,000
                                                                                                ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
    2,000     21st Century Insurance Group, Senior Notes            5.90        12/15/2013           2,010
    1,000     ACE INA Holdings, Inc., Senior Notes                  5.88         6/15/2014           1,006
    1,000     AXIS Capital Holdings Ltd., Senior Notes              5.75        12/01/2014             993
    1,000     Ohio Casualty Corp., Notes                            7.30         6/15/2014           1,047
                                                                                                ----------
                                                                                                     5,056
                                                                                                ----------
              RAILROADS (0.1%)
    2,000     Union Pacific Railroad Corp.,
                Pass-Through Certificates, Series 2004-2(b)         5.21         9/30/2014           1,988
                                                                                                ----------
              REAL ESTATE INVESTMENT TRUSTS (0.9%)
    2,000     Duke Realty, LP, Notes                                5.40         8/15/2014           2,018
    2,000     EOP Operating, LP, Guaranteed Notes                   4.75         3/15/2014           1,916
    2,000     ERP Operating, LP, Notes                              5.25         9/15/2014           1,995
    1,500     Gables Realty, LP, Senior Notes                       5.75         7/15/2007           1,556
    1,000     iStar Financial, Inc., Senior Notes, Series B         5.13         4/01/2011           1,000
    2,000     Liberty Property, LP, Senior Notes                    5.65         8/15/2014           2,033
    2,000     Union Dominion Realty Trust, Senior Notes             5.25         1/15/2015           1,964
                                                                                                ----------
                                                                                                    12,482
                                                                                                ----------
              REGIONAL BANKS (0.1%)
    1,000     Hudson United Bank, Subordinated Notes                7.00         5/15/2012           1,112
                                                                                                ----------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
  $ 2,000     Montpelier Re Holdings Ltd., Senior Notes             6.13%        8/15/2013      $    2,042
                                                                                                ----------
              SPECIALTY CHEMICALS (0.1%)
    1,000     The Lubrizol Corp., Senior Notes                      5.50        10/01/2014             988
                                                                                                ----------
              THRIFTS & MORTGAGE FINANCE (0.3%)
    2,000     Independence Community Bank Corp., Notes(l)           3.50         6/20/2013           1,921
    2,000     Washington Mutual Bank, Subordinated Notes            5.65         8/15/2014           2,047
                                                                                                ----------
                                                                                                     3,968
                                                                                                ----------
              Total corporate obligations (cost: $100,610)                                         100,701
                                                                                                ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (0.7%)(n)

              DIVERSIFIED METALS & MINING (0.1%)
    1,000     Glencore Funding LLC, Notes (Switzerland)(b)          6.00         4/15/2014             951
                                                                                                ----------
              FOREIGN GOVERNMENT (0.1%)
    2,000     Republic of Poland, Notes (Poland)                    5.25         1/15/2014           2,054
                                                                                                ----------
              INTEGRATED OIL & GAS (0.1%)
    2,000     BP Capital plc, Company Guaranty Notes
                (United Kingdom)                                    2.75        12/29/2006           1,980
                                                                                                ----------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    1,000     Telecom Italia Capital, Guaranteed Senior
                Notes, Series A (Luxembourg)                        4.00        11/15/2008             992
                                                                                                ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    2,000     Canadian Oil Sands Ltd., Notes (Canada)(b)            5.80         8/15/2013           2,060
    1,000     Nexen, Inc., Notes (Canada)                           5.05        11/20/2013             981
                                                                                                ----------
                                                                                                     3,041
                                                                                                ----------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
    2,000     Westfield Capital Corp., Senior Notes
                (Australia)(b)                                      5.13        11/15/2014           1,958
                                                                                                ----------
              Total Eurodollar and Yankee obligations (cost: $11,016)                               10,976
                                                                                                ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.7%)

              AIRLINES (0.4%)
  $ 1,900     Airplanes Pass-Through Trust, Pass-Through
                Certificates, Series 1R, Class A8                   2.21%(c)     3/15/2019      $    1,651
    1,329     America West Airlines, Inc., Pass-Through
                Certificates, Series 1996-1, Class A, EETC          6.85         7/02/2009           1,312
    1,000     Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(g)                   7.11         9/18/2011             965
    1,708     Northwest Airlines Corp., Pass-Through
                Certificates, Series 1999-2A, EETC(g)               7.58         3/01/2019           1,753
                                                                                                ----------
                                                                                                     5,681
                                                                                                ----------
              ASSET-BACKED FINANCING (0.3%)
    2,000     Chase Credit Card Owner Trust,
                Series 2002-5, Class A                              2.20(c)     10/15/2009           2,005
    2,000     SLM Student Loan Trust,
                Series 2004-8, Class A2                             2.12(c)      7/25/2013           2,002
                                                                                                ----------
                                                                                                     4,007
                                                                                                ----------
              Total asset-backed securities (cost: $9,738)                                           9,688
                                                                                                ----------
              COMMERCIAL MORTGAGE SECURITIES (0.3%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.2%)
      905     LB Commercial Conduit Mortgage Trust,
                Series 1995-C2, Class C                             7.78         9/25/2025             907
    2,000     Merrill Lynch Mortgage Investors, Inc.,
                Series 1998-C1, Class A2                            6.48        11/15/2026           2,132
                                                                                                ----------
                                                                                                     3,039
                                                                                                ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(m)
   25,018     Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-ESA, Class X1 (acquired
                6/17/2004; cost $1,000)(b,f)                        1.24         5/14/2016             918
                                                                                                ----------
              Total commercial mortgage securities (cost: $3,962)                                    3,957
                                                                                                ----------
              U.S. GOVERNMENT AGENCY ISSUES (6.5%)(j)

              ASSET-BACKED FINANCING (0.2%)
    2,855     U.S. Small Business Administration,
                Participation Certificates, Series 2003-20 F        4.07         6/01/2023           2,735
                                                                                                ----------

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              DEBENTURES (0.9%)
              Fannie Mae,(+)
  $ 5,000       CPI Floating Rate Note                              3.79%(c)     2/17/2009      $    5,055
    4,000       Subordinated Note                                   5.25         8/01/2012           4,118
    3,100       Benchmark Note                                      7.13         6/15/2010           3,557
                                                                                                ----------
                                                                                                    12,730
                                                                                                ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (4.2%)
              Fannie Mae,(+)
    7,992       Pool 706349                                         5.00         5/01/2033           7,908
      943       Pool 610989                                         6.50        10/01/2016           1,001
    1,705       Pool 253180                                         6.50         2/01/2030           1,793
      750       Pool 535164                                         7.00         2/01/2030             796
      291       Pool 547483                                         7.00         8/01/2030             309
              Freddie Mac,(+)
    6,082       Pool C79394                                         5.50         4/01/2033           6,167
   15,887       Pool C01491                                         6.00         2/01/2033          16,401
              Government National Mortgage Assn. I,
    2,487       Pool 780860                                         6.00         9/15/2028           2,582
    1,985       Pool 603869                                         6.00         1/15/2033           2,056
      396       Pool 340945                                         6.50         5/15/2023             420
      564       Pool 352106                                         6.50         8/15/2023             598
      209       Pool 366762                                         6.50         4/15/2024             222
    1,102       Pool 577423                                         6.50         1/15/2032           1,163
   10,509       Pool 781496                                         6.50         9/15/2032          11,086
    1,811       Pool 575469                                         7.00        12/15/2031           1,927
    1,406       Pool 583624                                         7.00         6/15/2032           1,496
       36       Pool 206743                                         7.50         3/15/2017              39
      127       Pool 207904                                         7.50         3/15/2017             138
       18       Pool 207950                                         7.50         3/15/2017              19
       54       Pool 166093                                         8.00         6/15/2016              59
       20       Pool 166108                                         8.00         6/15/2016              22
       22       Pool 177786                                         8.00         9/15/2016              23
       42       Pool 186000                                         8.00        11/15/2016              46
       32       Pool 193968                                         8.00        12/15/2016              35
       38       Pool 203822                                         8.00         3/15/2017              42
        3       Pool 034140                                         8.50         9/15/2009               3
       13       Pool 138007                                         8.50         6/15/2016              14
        7       Pool 164021                                         8.50         6/15/2016               8
       32       Pool 159980                                         8.50         7/15/2016              35
        1       Pool 171477                                         8.50         9/15/2016               1

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
  $     5       Pool 176311                                         8.50%        9/15/2016      $        5
       10       Pool 177247                                         8.50         9/15/2016              12
       14       Pool 174005                                         8.50        12/15/2016              15
       27       Pool 197279                                         8.50        12/15/2016              30
       51       Pool 190671                                         8.50         1/15/2017              56
        5       Pool 197400                                         8.50         1/15/2017               6
       32       Pool 201986                                         8.50         1/15/2017              35
       26       Pool 185270                                         8.50         2/15/2017              29
        3       Pool 157116                                         9.00         6/15/2016               4
        1       Pool 162801                                         9.00         7/15/2016               1
        3       Pool 166282                                         9.00         7/15/2016               4
        3       Pool 164502                                         9.00         8/15/2016               3
        7       Pool 172663                                         9.00         9/15/2016               8
        3       Pool 170810                                         9.00        10/15/2016               3
       22       Pool 031433                                         9.50         6/15/2009              25
        2       Pool 032271                                         9.50         6/15/2009               3
       41       Pool 034679                                         9.50         6/15/2009              45
        9       Pool 038310                                         9.50         6/15/2009              10
        7       Pool 035052                                         9.50         9/15/2009               7
       26       Pool 167971                                         9.50         7/15/2016              29
       20       Pool 172771                                         9.50         9/15/2016              22
        3       Pool 185417                                         9.50        11/15/2016               3
       19       Pool 186335                                         9.50        11/15/2016              22
       11       Pool 187909                                         9.50        11/15/2016              12
        1       Pool 184544                                         9.50        12/15/2016               1
        7       Pool 190555                                         9.50        12/15/2016               8
       61       Pool 189802                                         9.50         4/15/2017              69
       27       Pool 214646                                         9.50         5/15/2017              31
        9       Pool 225137                                         9.50         8/15/2017              11
       25       Pool 037733                                        10.00        11/15/2009              27
        9       Pool 037889                                        10.00        11/15/2009              10
       20       Pool 037888                                        10.00        11/15/2009              22
       21       Pool 036897                                        10.00        12/15/2009              23
        8       Pool 059731                                        11.50         3/15/2013               9
              Government National Mortgage Assn. II,
    1,730       Pool 781494                                         6.50         8/20/2031           1,820
      939       Pool 002934                                         7.50         6/20/2030           1,006
      224       Pool 003070                                         7.50         4/20/2031             240
      822       Pool 002958                                         8.00         8/20/2030             891
                                                                                                ----------
                                                                                                    60,966
                                                                                                ----------

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
  $ 5,123     Freddie Mac, Series 2389 VH(+)                        6.00%       12/01/2031      $    5,278
              Government National Mortgage Assn. I,
    5,000       Series 2003-50 PC                                   5.50         3/16/2032           5,130
       91       Series 1999-11VC                                    6.50         5/20/2014              91
    1,000       Series 2001-49 VB                                   7.00        11/16/2016           1,039
                                                                                                ----------
                                                                                                    11,538
                                                                                                ----------
              OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.4%)
    1,933     Perforadora Centrale S.A. de C.V. "A",
                Guaranteed Bond, Series A, Title XI                 5.24        12/15/2018           1,998
    4,286     Rowan Companies, Inc., Guaranteed
                Bond, Title XI                                      2.80        10/20/2013           4,069
                                                                                                ----------
                                                                                                     6,067
                                                                                                ----------
              Total U.S. government agency issues (cost: $92,534)                                   94,036
                                                                                                ----------
              U.S. TREASURY SECURITIES (1.8%)

              INFLATION-INDEXED NOTES (1.2%)(a)
    8,555     3.38%, 1/15/2012(g)                                                                    9,718
    6,546     3.50%, 1/15/2011                                                                       7,438
                                                                                                ----------
                                                                                                    17,156
                                                                                                ----------
              NOTES (0.6%)
    2,000     3.88%, 2/15/2013(g)                                                                    1,953
    7,000     4.00%, 2/15/2014(g)                                                                    6,827
                                                                                                ----------
                                                                                                     8,780
                                                                                                ----------
              Total U.S. Treasury securities (cost: $23,972)                                        25,936
                                                                                                ----------
              MUNICIPAL BONDS (0.6%)

              COMMUNITY SERVICE (0.1%)
    2,000     Jicarilla Apache Nation, NM, RB                       2.95        12/01/2006           1,978
                                                                                                ----------
              ENVIRONMENTAL SERVICES (0.3%)
    2,000     California State Financing Auth. PCRB,
                (Republic Services, Inc.)                           2.00        12/01/2033(e)        2,000
    2,500     Gulf Coast Waste Disposal Auth., TX, RB,
                Waste Management of Texas, Series A                 2.50         5/01/2028(e)        2,494
                                                                                                ----------
                                                                                                     4,494
                                                                                                ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              HOSPITAL (0.2%)
  $ 2,000     Rhode Island State Health & Education RB,
                 Series C (LOC - Citizens Bank of
                 Rhode Island)                                      3.60%        9/15/2033(e)   $    1,981
                                                                                                ----------
              Total municipal bonds (cost: $8,499)                                                   8,453
                                                                                                ----------
              Total bonds (cost: $250,331)                                                         253,747
                                                                                                ----------
              MONEY MARKET INSTRUMENTS (1.8%)

              COMMERCIAL PAPER (0.1%)
              -----------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES
    1,826     Wheels, Inc.(b,d)                                     2.10        12/01/2004           1,826
                                                                                                ----------
              DISCOUNT NOTE (0.5%)
              --------------------
    7,435     Federal Home Loan Bank(j,+)                           1.93        12/01/2004           7,435
                                                                                                ----------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUND (1.2%)(h)
              ---------------------------
16,410,036    SSgA Prime Money Market Fund                          1.82            -               16,410
                                                                                                ----------
              Total money market instruments (cost: $25,671)                                        25,671
                                                                                                ----------

 PRINCIPAL
   AMOUNT
     (000)
----------
              SHORT-TERM INVESTMENTS PURCHASED WITH
              CASH COLLATERAL FROM SECURITIES LOANED (5.2%)

              CORPORATE OBLIGATIONS (2.1%)
              ----------------------------
              LIFE & HEALTH INSURANCE (0.7%)
  $10,000     Monumental Global Funding II, Notes(b)                2.35(c)      5/02/2005          10,011
                                                                                                ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   10,000     Wells Fargo & Co.                                     2.28(c)     12/16/2005          10,014
                                                                                                ----------
              REGIONAL BANKS (0.7%)
   10,000     Natexis Banque NY, Yankee CD                          2.13(c)     12/10/2004          10,000
                                                                                                ----------
                                                                                                    30,025
                                                                                                ----------

36

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                                                           MARKET
   AMOUNT                                                         COUPON                             VALUE
    (000)     SECURITY                                              RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (2.4%)(i)
              -------------------------------
  $19,000     CS First Boston LLC, 2.06%, acquired on
                11/30/2004 and due 12/01/2004 at
                $19,000 (collateralized by $19,425 of Freddie
                Mac Discount Notes(j,+), 2.29%(k), due
                1/03/2005; market value $19,384)                                                $   19,000
    7,500     Deutsche Bank Securities, Inc., 2.05%, acquired
                on 11/30/2004 and due 12/01/2004 at
                $7,500 (collateralized by $7,557 of Fannie
                Mae Notes(j,+), 3.84%(e), due 10/01/2033;
                market value $7,650)                                                                 7,500
    7,235     Lehman Brothers, Inc., 2.05%, acquired on
                11/30/2004 and due 12/01/2004 at $7,235
                (collateralized by $7,415 of Fannie Mae
                Discount Notes(j,+), 2.24%(k), due 2/09/2005;
                market value $7,382)                                                                 7,235
    1,235     Morgan Stanley & Co., Inc., 2.05%, acquired
                on 11/30/2004 and due 12/01/2004 at
                $1,235 (collateralized by $1,285 of Fannie
                Mae Discount Notes(j,+), 2.16%(k), due
                1/12/2005; market value $1,282)                                                      1,235
                                                                                                ----------
                                                                                                    34,970
                                                                                                ----------
              COMMERCIAL PAPER (0.7%)
              -----------------------
              ASSET-BACKED FINANCING
   10,082     Grenadier Funding LTD                                 2.15%(k)    12/10/2004          10,077
                                                                                                ----------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (0.0%)(h,p)
              ------------------------------
  595,816     AIM Short-Term Investment Co.
                Liquid Assets Portfolio                             1.93            -                  596
   47,430     Merrill Lynch Premier Institutional Fund              1.90            -                   47
                                                                                                ----------
                                                                                                       643
                                                                                                ----------
              Total short-term investments purchased with
                cash collateral from securities loaned (cost: $75,720)                              75,715
                                                                                                ----------

              TOTAL INVESTMENTS (COST: $1,301,310)                                              $1,517,698
                                                                                                ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         ISHARES - exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on various stock exchanges.

         SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange (AMEX).

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         CPI    Consumer Price Index
         EETC   Enhanced Equipment Trust Certificate
         ESOP   Employee Stock Ownership Plan
         PCRB   Pollution Control Revenue Bond
         MTN    Medium-Term Note
         RB     Revenue Bond

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank,

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         insurance company or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit
         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Sempra Energy.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at November 30, 2004.

         (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

             normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Security has a mandatory put, which shortens its effective maturity date.

         (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees, and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Trustees. The aggregate market value of these securities at November 30, 2004, was $918,000, which represented 0.1% of the Fund's net assets.

         (g) The security or a portion thereof was out on loan as of November 30, 2004.

         (h) Rate represents the money market fund annualized seven-day yield at November 30, 2004.

         (i) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (j) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government agencies are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (k) Zero-coupon security. Rate represents the effective yield at date of purchase.

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         (l) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

         (m) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO
             CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

         (n) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

         (o) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature may shorten the effective maturity of the security.

         (p) Represents less than 0.1% of net assets.

         * Non-income-producing security for the 12 months preceding November 30, 2004.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (including securities
     on loan of $70,267) (identified cost of $1,301,310)                       $1,517,698
  Cash denominated in foreign currencies (identified cost of $280)                    286
  Receivables:
     Capital shares sold                                                              458
     Foreign currency sold                                                            620
     Dividends and interest                                                         6,945
     Securities sold                                                                9,608
     Other                                                                             24
  Unrealized appreciation on foreign currency contracts held, at value                  3
                                                                               ----------
          Total assets                                                          1,535,642
                                                                               ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                              75,721
     Securities purchased                                                           9,687
     Capital shares redeemed                                                          429
     Upon settlement of delayed trades                                                694
  Unrealized depreciation on foreign currency contracts held, at value                  3
  Accrued management fees                                                             884
  Accrued transfer agent's fees                                                         6
  Other accrued expenses and payables                                                  80
                                                                               ----------
          Total liabilities                                                        87,504
                                                                               ----------
               Net assets applicable to capital shares outstanding             $1,448,138
                                                                               ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                              $1,153,063
  Accumulated undistributed net investment income                                  14,715
  Accumulated net realized gain on investments                                     63,944
  Net unrealized appreciation of investments                                      216,388
  Net unrealized appreciation on foreign currency translations                         28
                                                                               ----------
               Net assets applicable to capital shares outstanding             $1,448,138
                                                                               ==========
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                      52,718
                                                                               ==========
  Net asset value, redemption price, and offering price per share              $    27.47
                                                                               ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $304)                      $ 9,652
   Interest                                                                 5,621
   Securities lending                                                         129
                                                                          -------
      Total income                                                         15,402
                                                                          -------
EXPENSES
   Management fees                                                          5,141
   Administrative and servicing fees                                        1,028
   Transfer agent's fees                                                    1,392
   Custody and accounting fees                                                270
   Postage                                                                    136
   Shareholder reporting fees                                                  63
   Trustees' fees                                                               3
   Registration fees                                                           16
   Professional fees                                                           45
   Other                                                                        8
                                                                          -------
      Total expenses                                                        8,102
   Expenses paid indirectly                                                   (82)
                                                                          -------
      Net expenses                                                          8,020
                                                                          -------
NET INVESTMENT INCOME                                                       7,382
                                                                          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments:                                                         29,571
      Foreign currency transactions                                           (86)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                          50,944
                                                                          -------
            Net realized and unrealized gain                               80,429
                                                                          -------
   Increase in net assets resulting from operations                       $87,811
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CORNERSTONE STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                  11/30/2004         5/31/2004
                                                                  ----------------------------
FROM OPERATIONS
  Net investment income                                           $    7,382        $   10,212
  Net realized gain on investments                                    29,571            94,063
  Net realized loss on foreign currency transactions                     (86)             (253)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                      50,944            89,628
     Foreign currency translations                                         -               (26)
                                                                  ----------------------------
         Increase in net assets resulting from operations             87,811           193,624
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    -           (10,866)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           73,968           146,191
  Shares issued for dividends reinvested                                   -            10,569
  Cost of shares redeemed                                            (63,685)         (122,018)
                                                                  ----------------------------

     Increase in net assets from capital
         share transactions                                           10,283            34,742
                                                                  ----------------------------
  Net increase in net assets                                          98,094           217,500

NET ASSETS
     Beginning of period                                           1,350,044         1,132,544
                                                                  ----------------------------
     End of period                                                $1,448,138        $1,350,044
                                                                  ============================
  Accumulated undistributed net investment income:
     End of period                                                $   14,715        $    7,333
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                          2,838             5,904
  Shares issued for dividends reinvested                                   -               416
  Shares redeemed                                                     (2,448)           (4,956)
                                                                  ----------------------------
     Increase in shares outstanding                                      390             1,364
                                                                  ============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

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           to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA Cornerstone Strategy Fund (the Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include

46

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

48

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of May 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of November 30, 2004.

           G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

                 cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, brokerage commission reimbursements and custodian and other bank credits reduced the Fund's expenses by $80,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $82,000.

              H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

              I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

50

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $5,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $430,482,000 and $417,040,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $225,401,000 and $9,013,000, respectively, resulting in net unrealized appreciation of $216,388,000.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

52

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         At November 30, 2004, the terms of open foreign currency contracts were as follows (in thousands):

                             FOREIGN CURRENCY CONTRACTS TO BUY
-------------------------------------------------------------------------------------------
                                           U.S. DOLLAR                         UNREALIZED
 EXCHANGE           CONTRACTS TO           VALUE AS OF       IN EXCHANGE      APPRECIATION
   DATE               RECEIVE              11/30/2004      FOR U.S. DOLLAR   (DEPRECIATION)
-------------------------------------------------------------------------------------------
12/02/2004               78                   $104              $104               $-
                        Euro
12/03/2004               251                   332               333               (1)
                        Euro
12/01/2004              7,494                   73                73                -
                     Japanese Yen
12/03/2004              49,556                 481               482               (1)
                     Japanese Yen
12/01/2004              2,043                  620               620                -
                     Polish Zloty
12/02/2004               435                   138               138                -
                     Polish Zloty
12/03/2004               813                   257               258               (1)
                     Polish Zloty
-------------------------------------------------------------------------------------------
                                            $2,005            $2,008              $(3)
-------------------------------------------------------------------------------------------

                             FOREIGN CURRENCY CONTRACTS TO SELL
-------------------------------------------------------------------------------------------
                                           U.S. DOLLAR                         UNREALIZED
 EXCHANGE           CONTRACTS TO           VALUE AS OF       IN EXCHANGE      APPRECIATION
      DATE            DELIVER              11/30/2004      FOR U.S. DOLLAR   (DEPRECIATION)
-------------------------------------------------------------------------------------------
12/02/2004              40,848                $396              $397               $1
                     Japanese Yen
12/02/2004               647                   566               566               -
                     Swiss Franc
12/03/2004              1,051                  920               922                2
                     Swiss Franc
-------------------------------------------------------------------------------------------
                                            $1,882            $1,885               $3
-------------------------------------------------------------------------------------------

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high- quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended November 30, 2004, the Fund received securities-lending income of $129,000, which is net of the 20% income retained by MetWest. As of November 30, 2004, the Fund loaned securities having a fair market value of approximately $70,267,000 and received cash collateral of $75,721,000 for the loans. Of this amount, $75,720,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and

54

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's Board of Trustees. The Fund is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically reports to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Global Flexible Portfolio Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Flexible Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $5,141,000, which included no performance adjustment.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Wellington Management Company, LLP (Wellington Management) and MFS Investment Management (MFSIM), under which Wellington Management directs the investment and reinvestment of portions of the Fund's assets invested in U.S. stocks and real estate securities (as allocated from time to time by the Manager), and MFSIM directs the investment and reinvestment of the portion of the Fund's assets invested in international stocks (as allocated from time to time by the Manager).

              The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.40% of the first $50 million of the portion of the Fund's average net assets that

56

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           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

              Wellington Management manages and invests in real estate securities, plus 0.35% of the portion of the Fund's average net assets over $50 million that Wellington Management manages and invests in real estate securities, plus 0.20% of the portion of the Fund's average net assets that Wellington Management manages and invests in securities other than real estate securities. The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the USAA World Growth Fund, the USAA International Fund, the USAA Life Investment Trust World Growth Fund, and the portion of the USAA Cornerstone Strategy Fund that MFSIM manages (MFSIM Funds), plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million but not over $1 billion, and 0.220% of the aggregate average net assets of the MFSIM Funds over $1 billion. Prior to August 1, 2004, the Manager (not the Fund) paid MFSIM a subadvisory fee in the annual amount of 0.335% of the first $350 million of the aggregate average net assets of the MFSIM Funds, plus 0.225% of the aggregate average net assets of the MFSIM Funds over $350 million. For the six-month period ended November 30, 2004, the Manager paid subadvisory fees of $644,000 to Wellington Management and paid subadvisory fees of $1,542,000 to MFSIM for the MFSIM Funds in total, of which $507,000 was based on the portion of the average net assets of the USAA Cornerstone Strategy Fund that MFSIM manages.

           C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,028,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

           D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average annual net assets, excluding the effect of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. The Fund had no reimbursable expenses as of November 30, 2004.

           E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,392,000.

           F. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

58

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                                YEAR ENDED MAY 31,
                                   ----------------------------------------------------------------------------------------------
                                         2004               2004             2003             2002             2001          2000
                                   ----------------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $    25.80         $    22.22       $    23.57       $    25.26       $    26.27    $    27.29
                                   ----------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                  .14                .22              .27              .39(d)           .58           .63
   Net realized and
      unrealized gain (loss)             1.53               3.57             (.93)           (1.16)(d)         (.40)          .80
                                   ----------------------------------------------------------------------------------------------
Total from investment operations         1.67               3.79             (.66)            (.77)             .18          1.43
                                   ----------------------------------------------------------------------------------------------
Less distributions:
   From net investment income               -               (.21)            (.26)            (.57)            (.48)         (.78)
   From realized capital gains              -                  -             (.43)            (.35)            (.71)        (1.67)
                                   ----------------------------------------------------------------------------------------------
Total distributions                         -               (.21)            (.69)            (.92)           (1.19)        (2.45)
                                   ----------------------------------------------------------------------------------------------
Net asset value at end of period   $    27.47         $    25.80       $    22.22       $    23.57       $    25.26    $    26.27
                                   ==============================================================================================
Total return (%)*                        6.47              17.08            (2.59)           (2.96)             .58          5.49
Net assets at end of period (000)  $1,448,138         $1,350,044       $1,132,544       $1,197,131       $1,016,101    $1,097,170
Ratio of expenses to
   average net assets (%)**              1.18(a,b,c)        1.19(b,c)        1.19(b,c)        1.16(b,c)        1.07(b)       1.09(b)
Ratio of expenses to average net
   assets, excluding
   reimbursements (%)**                     -               1.20(b)          1.27(b)          1.17(b)             -            -
Ratio of net investment
   income to average
   net assets (%)**                      1.08(a)             .81             1.34             1.69(d)          2.26         2.43
Portfolio turnover (%)                  31.01              90.94           131.07            30.52            54.67        37.46

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $1,368,203,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.01%)             (.02%)           (.01%)              -                -            -
(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of the Fund's average net assets.
(d) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement.
    Without that change, these amounts would have been:
       Net investment income                                                                $  .39
       Net realized and unrealized loss                                                     $(1.16)
       Ratio of net investment income to average net assets                                   1.70%

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

60

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CORNERSTONE STRATEGY FUND
NOVEMBER 30, 2004 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING             ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             JUNE 1, 2004 -
                                      JUNE 1, 2004       NOVEMBER 30, 2004         NOVEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,064.70                   $6.05

Hypothetical
 (5% return before expenses)             1,000.00              1,019,21                    5.92

*Expenses are equal to the Fund's annualized expense ratio of 1.17%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.47% for the six-month period of June 1, 2004, through November 30, 2004.

            TRUSTEES      Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

      ADMINISTRATOR,      USAA Investment Management Company
 INVESTMENT ADVISER,      P.O. Box 659453
        UNDERWRITER,      San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

         INDEPENDENT      Ernst & Young LLP
   REGISTERED PUBLIC      100 West Houston St., Suite 1900
     ACCOUNTING FIRM      San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      (800) 531-8181
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          (800) 531-8448

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      (800) 531-8066

         MUTUAL FUND      (from touch-tone phones only)
      USAA TOUCHLINE      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING
(800)531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

27800-0105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.